Acquisitions, Discontinued Operations and Dispositions (Tables)	12 Months Ended
Dec. 31, 2019
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Purchase Price Allocation	The purchase price was allocated as follows:

(In millions)
Account receivable	$98
Accounts payable	(73)
Other net current and non-current working capital	5
Marketing partnership	154
Customer relationships	85
Trade name	28
Other intangible assets	26
Goodwill (a)	6
Stream Purchase Price	$329
(a) Goodwill arising from the acquisition is attributed to the value of the platform acquired and the synergies expected from combining the operations of Stream Energy with NRG's existing businesses. Goodwill of $5 million and $1 million was assigned to the Texas and East segments, respectively, and is not deductible for tax purposes

Schedule of Allocation of Purchase Price	The acquisition increased NRG's retail portfolio by approximately 395,000 RCEs or 300,000 customers. The purchase price was allocated as follows:

(In millions)
Net current and non-current working capital	$46
Other intangible assets	133
Goodwill	34
XOOM Purchase Price	$213

Summary of Results of Discontinued Operations
Summarized results of South Central discontinued operations were as follows:

	Year Ended December 31,
(In millions)	2019	2018	2017
Operating revenues	$31	$410	$422
Operating costs and expenses	(23)	(346)	(335)
Other income	—	2	—
Gain from operations of discontinued components	8	66	87
Gain on disposal of discontinued operations, net of tax	20	—	—
Gain from discontinued operations, including disposal, net of tax	$28	$66	$87
The following table summarizes the major classes of assets and liabilities classified as discontinued operations of South Central:

(In millions)	December 31, 2018
Cash and cash equivalents	$89
Accounts receivable, net	49
Inventory	35
Other current assets	5
Current assets - discontinued operations	178
Property, plant and equipment, net	408
Other non-current assets	1
Non-current assets - discontinued operations	409
Accounts payable	19
Other current liabilities	5
Current liabilities - discontinued operations	24
Out-of-market contracts, net	50
Other non-current liabilities	11
Non-current liabilities - discontinued operations	$61
Summarized results of NRG Yield, Inc. and Renewables Platform and Carlsbad discontinued operations were as follows:

	Year Ended December 31,
(In millions)	2019	2018	2017
Operating revenues	$19	$909	$1,164
Operating costs and expenses	(9)	(661)	(1,114)
Other expenses	(5)	(174)	(288)
Gain/(loss) from operations of discontinued components, before tax	5	74	(238)
Income tax expense	—	4	52
Gain/(loss) from discontinued operations, net of tax	5	70	(290)
Gain/(loss) on disposal of discontinued operations, net of tax	265	(134)	—
Income/(expense) from California property tax indemnification	22	(153)	—
Income/(expense) from other commitments, indemnification and fees	4	(75)	—
Income/(loss) on disposal of discontinued operations, net of tax	291	(362)	—
Income/(loss) from discontinued operations, net of tax	$296	$(292)	$(290)

The following table summarizes the major classes of assets and liabilities classified as discontinued operations:

(In millions)	December 31, 2018 (a)
Restricted Cash	$4
Accounts receivable, net	10
Other current assets	5
Current assets - discontinued operations	19
Property, plant and equipment, net	590
Intangible assets, net	9
Other non-current assets	4
Non-current assets - discontinued operations	603
Current portion of long term debt and capital leases	20
Accounts payable	27
Other current liabilities	1
Current liabilities - discontinued operations	48
Long-term debt and capital leases	572
Other non-current liabilities	2
Non-current liabilities - discontinued operations	$574
Summarized results of discontinued operations were as follows:

	Year Ended December 31,
(In millions)	2019	2018	2017
Operating revenues	$—	$—	$646
Operating costs and expenses	—	—	(702)
Other expenses	—	—	(98)
Loss from operations of discontinued components, before tax	—	—	(154)
Income tax expense	—	—	9
Loss from discontinued operations	—	—	(163)
Interest income - affiliate	—	3	8
Income/(loss) from discontinued operations, net of tax	—	3	(155)
Pre-tax loss on deconsolidation	—	—	(208)
Settlement consideration, insurance and services credit	—	63	(289)
Pension and post-retirement liability assumption	—	21	(131)
Other	(3)	(53)	(6)
(Loss)/income on disposal of discontinued operations, net of tax	(3)	31	(634)
(Loss)/income from discontinued operations, net of tax	$(3)	$34	$(789)